General and administrative - Schedule of general and administrative expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule Of General And Administrative Expense Abstract
Professional fees	$ 735,946	$ 618,906	$ 2,694,238	$ 2,435,706
Investor relations	546,058	543,327	1,686,685	1,376,543
Salaries, wages and benefits	1,180,735	1,409,817	1,994,965	2,225,956
Consulting fees	156,378	281,326	436,877	704,779
Office and general administrative	402,325	288,702	898,614	638,731
Foreign exchange loss (gain)	19,932	107,952	(28,619)	97,810
General and administrative expense	$ 3,041,374	$ 3,250,030	$ 7,682,760	$ 7,479,525